Schedule of subsidiaries and jointly controlled entities percentage by the company’s ownership interest (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Share capital		R$ 8,467	R$ 7,594
Equity		R$ 19,462	R$ 17,478	R$ 16,103	R$ 16,084
UFV Janauba Geracao de Energia Eletrica Distribuida [member]
IfrsStatementLineItems [Line Items]
Number of shares		18,509,900,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 7	R$ 19
Equity		R$ 5		R$ 22
U F V Corinto Geracao De Energia Eletrica Distriiuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		18,000,000,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 18	R$ 18
Equity		R$ 19	R$ 20
U F V Manga Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		21,660,575,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 21	R$ 21
Equity		R$ 22	R$ 24
U F V Bonfinopolis I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		13,197,187,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 13	R$ 13
Equity		R$ 13	R$ 13
U F V Lagoa Grande Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		25,471,844,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 25	R$ 25
Equity		R$ 26	R$ 26
U F V Lontra Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		29,010,219,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 29	R$ 29
Equity		R$ 29	R$ 29
U F V Mato Verde Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		11,030,391,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 11	R$ 11
Equity		R$ 11	R$ 12
U F V Mirabela Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		9,320,875,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 9	R$ 9
Equity		R$ 9	R$ 9
U F V Porteirinha I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		12,348,392,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 12	R$ 12
Equity		R$ 13	R$ 13
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		11,702,733,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 12	R$ 12
Equity		R$ 12	R$ 12
U F V Brasilandia Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Number of shares		25,629,900,000,000
Cemig interest %		49.00%
Share capital		R$ 26
Equity		R$ 27
Cemig Geracao E Transmissao [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[1]	2,896,785,358,000,000
Cemig interest %	[1]	10000.00%	100.00%	100.00%
Share capital	[1]	R$ 4,124	R$ 4,000	R$ 2,600
Equity	[1]	R$ 7,755	R$ 5,842	R$ 5,348
Madeira Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[2]	12,034,025,147,000,000
Cemig interest %	[2]	15.51%	15.51%	15.51%
Share capital	[2]	R$ 10,620	R$ 10,620	R$ 10,620
Equity	[2]	R$ 1,492	R$ 2,259	R$ 3,705
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Number of shares		35,000,000,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 35	R$ 35	R$ 35
Equity		R$ 120	R$ 110	R$ 110
Guanhaes Energia [member]
IfrsStatementLineItems [Line Items]
Number of shares	[3]	548,626,000,000,000
Cemig interest %	[3]	49.00%	49.00%	49.00%
Share capital	[3]	R$ 549	R$ 549	R$ 549
Equity	[3]	R$ 255	R$ 268	R$ 268
Hidreletrica Pipoca [member]
IfrsStatementLineItems [Line Items]
Number of shares		41,360,000,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 41	R$ 41	R$ 41
Equity		R$ 95	R$ 73	R$ 63
Baguari Energia [member]
IfrsStatementLineItems [Line Items]
Number of shares	[4]	26,157,300,278,000,000
Cemig interest %	[4]	69.39%	69.39%	69.39%
Share capital	[4]	R$ 187	R$ 187	R$ 187
Equity	[4]	R$ 243	R$ 229	R$ 227
Central Eolica Praias De Parajuru [Member]
IfrsStatementLineItems [Line Items]
Number of shares		85,834,843,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 86	R$ 71	R$ 72
Equity		R$ 128	R$ 107	R$ 89
Central Eolica Volta Do Rio [Member]
IfrsStatementLineItems [Line Items]
Number of shares		274,867,441,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 275	R$ 117	R$ 139
Equity		R$ 207	R$ 171	R$ 58
Lightger [member]
IfrsStatementLineItems [Line Items]
Number of shares		79,078,937,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 79	R$ 79	R$ 79
Equity		R$ 98	R$ 106	R$ 95
Alianca norte [member]
IfrsStatementLineItems [Line Items]
Number of shares		41,923,360,811,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 1,209	R$ 1,209	R$ 1,208
Equity		R$ 1,148	R$ 1,189	R$ 1,266
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[4]	1,322,597,723,000,000
Cemig interest %	[4]	74.50%	74.50%	74.50%
Share capital	[4]	R$ 1,323	R$ 1,323	R$ 1,323
Equity	[4]	R$ 1,252	R$ 1,296	R$ 1,380
Alianca geracao [member]
IfrsStatementLineItems [Line Items]
Number of shares		1,291,582,500,000,000
Cemig interest %		45.00%	45.00%	45.00%
Share capital		R$ 1,291	R$ 1,291	R$ 1,291
Equity		R$ 1,858	R$ 1,858	R$ 1,858
Retiro baixo [member]
IfrsStatementLineItems [Line Items]
Number of shares		225,350,000,000,000
Cemig interest %		49.90%	49.90%	49.90%
Share capital		R$ 225	R$ 225	R$ 225
Equity		R$ 346	R$ 325	R$ 300
Usina Hidreletrica Itaocara S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		156,259,500,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 156	R$ 72	R$ 69
Equity		R$ (42)	R$ (60)	R$ (45)
Cemig Ger Tres Marias S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		1,291,423,369,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 1,291	R$ 1,291	R$ 1,291
Equity		R$ 1,652	R$ 1,452	R$ 1,408
Cemig Ger Salto Grande S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		405,267,607,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 405	R$ 405	R$ 405
Equity		R$ 527	R$ 455	R$ 446
Cemig Ger Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		151,309,332,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 151	R$ 151	R$ 151
Equity		R$ 212	R$ 180	R$ 184
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		113,499,102,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 113	R$ 113	R$ 113
Equity		R$ 165	R$ 144	R$ 136
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		148,146,505,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 148	R$ 148	R$ 148
Equity		R$ 215	R$ 174	R$ 179
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		100,568,929,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 101	R$ 101	R$ 101
Equity		R$ 148	R$ 127	R$ 127
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		60,595,484,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 61	R$ 61	R$ 61
Equity		R$ 106	R$ 84	R$ 73
Rosal Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		46,944,467,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 47	R$ 47	R$ 47
Equity		R$ 115	R$ 127	R$ 128
Sa Carvalho S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		361,200,000,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 37	R$ 37	R$ 37
Equity		R$ 134	R$ 115	R$ 124
Horizontes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		39,257,563,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 39	R$ 39	R$ 39
Equity		R$ 60	R$ 55	R$ 57
Cemig P C H S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		45,952,000,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 46	R$ 46	R$ 46
Equity		R$ 90	R$ 90	R$ 98
Cemig Geracao Poco Fundo S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[5]	97,161,578,000,000
Cemig interest %	[5]	100.00%	100.00%	100.00%
Share capital	[5]	R$ 97	R$ 1	R$ 1
Equity	[5]	R$ 114	R$ 4	R$ 4
Empresa De Servicos De Comercializacao De Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		486,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital
Equity		R$ 8	R$ 57	R$ 28
Cemig Trading S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		1,000,000,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 1	R$ 1	R$ 1
Equity		R$ 2	R$ 30	R$ 31
Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Number of shares		2,359,113,452,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 5,372	R$ 5,372	R$ 5,372
Equity		R$ 6,943	R$ 6,022	R$ 4,708
Taesa [member]
IfrsStatementLineItems [Line Items]
Number of shares		1,033,496,721,000,000
Cemig interest %		21.68%	21.68%	21.68%
Share capital		R$ 3,042	R$ 3,042	R$ 3,042
Equity		R$ 6,685	R$ 6,026	4,927
Ativas data center [member]
IfrsStatementLineItems [Line Items]
Number of shares		456,540,718,000,000
Cemig interest %		19.60%	19.60%
Share capital		R$ 182	R$ 182	182
Equity		R$ 80	R$ 86	R$ 82
Gasmig [Member]
IfrsStatementLineItems [Line Items]
Number of shares		409,255,483,000,000
Cemig interest %		99.57%	9957.00%	9957.00%
Share capital		R$ 665	R$ 665	R$ 665
Equity		R$ 1,222	R$ 1,079	R$ 988
Efficientia [Member]
IfrsStatementLineItems [Line Items]
Number of shares		24,431,845,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 102	R$ 24	R$ 15
Equity		R$ 111	R$ 94	R$ 17
Companhia De Transmissao Centroeste De Minas [Member]
IfrsStatementLineItems [Line Items]
Number of shares		28,000,000,000,000
Cemig interest %		100.00%	51.00%	51.00%
Share capital		R$ 28	R$ 28	R$ 28
Equity			R$ 118	R$ 47
Sete Lagoas Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares		36,857,080,000,000
Cemig interest %		100.00%
Share capital		R$ 37
Equity		R$ 65
Axxiom Solucoes Tecnologicas [Member]
IfrsStatementLineItems [Line Items]
Number of shares		68,064,706,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 68	R$ 65	R$ 58
Equity		R$ 9	R$ 9	R$ 27

[1]	On July 30, 2021, the Company made an advance for future capital increase in Cemig GT, of R$1,350, in order to provide the resources for the Cash Tender offer implementation. For further information about the Tender Offer, please see Note 22.
[2]	The total of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this note.
[3]	On December 9, 2021, Light disclosed to the market that it had signed a share purchase agreement with Brasal Energia S.A. for sale of its equity interest in Guanhães and LightGer, subject to the conditions precedent that are usual in this type of transaction. Brasal Energia S.A will join this investee existing shareholders’ agreements, complying fully with their terms.
[4]	Jointly-control under a Shareholders’ Agreement.
[5]	On February 23, 2021, Aneel authorized through Resolution 9,735 the Company transfer of ownership of the concession of the Poço Fundo Small Hydro Plant from Cemig Geração e Transmissão S.A. to Cemig Geração Poço Fundo S.A. The transfer was formalized by signature of a new concession contract, Nº. 01/2021, on April 16, 2021. In the third quarter, Cemig GT transferred to this investee, as an advance against future capital increase, the assets related to the Poço Fundo Small Hydro Plant, in the amount of R$77, as well as the amount of R$20, in cash. In the fourth quarter of 2021 the Company made a further injection, of R$40, into this investee, in cash.